Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets by Category

The categories of financial assets included in the balance sheet and the heading in which they are included are as follows. The measurement of financial assets is at amortized cost unless otherwise stated:

	December 31,
	2023	2022
	£000s	£000s
Trade receivables	228	915
Cash and cash equivalents	54,031	54,816
Financial assets at amortized costs - U.S.Treasury Bills	-	16,328
Non-current financial assets at amortized cost	284	284
	54,543	72,343

Summary of Financial Liabilities by Category

Financial liabilities by category

	December 31,
	2023	2022
	£000s	£000s
Trade and other payables	12,429	12,166
Lease liability	272	446
	12,701	12,612

All amounts are short-term with trade and other payables due in less than 6 months. The lease liability is £0.1 million due within 6 months and £0.1 million due in 6 to 12 months. £0.1 million is due between 1 to 2 years.

Summary of Credit Quality of Financial Assets

The maximum exposure to credit risk at the reporting date by class of financial asset was:

	December 31,
	2023	2022
	£000s	£000s
Trade receivables	228	915
Financial assets at amortized cost – non-current	284	284
Financial assets at amortized cost – current	-	16,328
	512	17,527

Summary of Currency Risk

Financial assets and liabilities denominated in euros and translated into sterling at the closing rate were:

	December 31,
	2023	2022
	£000s	£000s
Financial assets	3,254	2,302
Financial liabilities	(1,541)	(1,279)
Net financial liabilities	1,713	1,023

Financial assets and liabilities denominated in US dollars and translated into sterling at the closing rate were:

	December 31,
	2023	2022
	£000s	£000s
Financial assets	54,664	53,086
Financial liabilities	(3,290)	(2,947)
Net financial assets	51,374	50,139
The table shows the impact of an additional weakening or strengthening of sterling against the euro by 20%.

		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2023
Group result for the year	(43,267)	(40,221)	(47,836)
Euro denominated net financial liabilities	1,713	1,428	2,141
Total equity at December 31, 2022	17,050	16,765	17,478

2022
Group result for the year	(40,489)	(37,572)	(44,865)
Euro denominated net financial liabilities	1,023	853	1,279
Total equity at December 31, 2021	22,072	21,902	22,328

2021
Group result for the year	(39,410)	(35,618)	(45,099)
Euro denominated net financial liabilities	(1,360)	(1,133)	(1,700)
Total equity at December 31, 2020	8,526	8,753	8,186
The table shows the impact of an additional weakening or strengthening of sterling against the US dollar by 20%.

		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2023
Group result for the year	(43,267)	(42,958)	(43,730)
U.S. dollar denominated net financial assets	51,374	42,812	64,218
Total equity at December 31, 2022	17,050	8,488	29,894

2022
Group result for the year	(40,489)	(37,013)	(45,703)
U.S. dollar denominated net financial assets	50,139	41,783	62,674
Total equity at December 31, 2021	22,072	13,716	34,607

2021
Group result for the year	(39,410)	(36,308)	(44,063)
U.S. dollar denominated net financial assets	10,372	8,643	12,965
Total equity at December 31, 2020	8,526	6,797	11,119